SHARE BASED COMPENSATION AND BENEFIT PLANS - Outstanding Non-vested Stock and Related Transactions (Details) - Restricted Stock and PSU's	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	266,986
Granted (in shares) | shares	69,695
Vested (in shares) | shares	(74,623)
Forfeited (in shares) | shares	(11,845)
Outstanding, ending balance (in shares) | shares	250,213
Weighted- Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 24.64
Granted (in dollars per share) | $ / shares	37.14
Vested (in dollars per share) | $ / shares	26.99
Forfeited (in dollars per share) | $ / shares	24.22
Outstanding, ending balance (in dollars per share) | $ / shares	$ 27.70